Subsequent Events - Narrative (Details) (USD $)	0 Months Ended						2 Months Ended
	Jan. 08, 2014 Mobile, Alabama and Destin, Florida Franchise Restaurants restaurant	Jan. 08, 2014 Mobile, Alabama and Destin, Florida Franchise Restaurants Subsequent Event restaurant	Dec. 30, 2013 Secured Debt	Mar. 07, 2014 Secured Debt Subsequent Event	Jan. 31, 2014 Secured Debt Subsequent Event	Dec. 30, 2013 Line of Credit Secured Debt	Feb. 28, 2014 Line of Credit Secured Debt Subsequent Event	Mar. 07, 2014 Line of Credit Secured Debt Subsequent Event	Dec. 30, 2013 Term Loan Secured Debt	Mar. 07, 2014 Term Loan Secured Debt Subsequent Event
Subsequent Event [Line Items]
Maximum consolidated leverage ratio, through to the last day of the second fiscal quarter of 2014 (less than 5.85)					5.85
Maximum consolidated leverage ratio, through to the third fiscal quarter of 2014 (less than 5.80)					5.80
Maximum consolidated leverage ratio, for the period commencing the first day of the fourth fiscal quarter of 2014 to the last day of the fourth quarter of 2015 (less than 5.75)					5.75
Maximum consolidated leverage ratio, thereafter			5.50		5.50
Applicable multiple to determine maximum balance, for the period through to the second to last day of the third fiscal quarter of 2014					4.25
Applicable multiple to determine maximum loan balance, for the period commencing on the last day of the third fiscal quarter of 2014 through to the second to last day of the fourth fiscal quarter of 2014					4.15
Applicable multiple to determine maximum loan balance, for the period commencing on the last day of the fourth fiscal quarter of 2014 through to the second to last day of the first fiscal quarter of 2016					4.00
Applicable multiple to determine maximum loan balance, thereafter					3.75
Draws to fund capital projects							$ 5,900,000
Amount outstanding				46,800,000		2,900,000		8,800,000	38,500,000	38,000,000
Maximum borrowing capacity				65,000,000
Remaining borrowing capacity				1,000,000
Number of franchise restaurants acquired	2	2
Purchase price, subject to purchase price adjustments		$ 1,200,000